   As filed with the Securities and Exchange Commission on February 16, 2005

                                                      Registration No. 33-76336
                                                      Registration No. 811-5343

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


 Registration Statement Under The Securities Act of 1933                     [_]
                       Pre-Effective Amendment No.                           [_]
                       Post-Effective Amendment No. 8                        [X]

For Registration Under The Investment Company Act of 1940

                    Amendment No. 153                                        [X]

                     GE Life & Annuity Separate Account 4
                          (Exact Name of Registrant)

                               -----------------
                     GE Life and Annuity Assurance Company
                              (Name of Depositor)

                               -----------------

                             6610 W. Broad Street
                           Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
               Depositor's Telephone Number, Including Area Code

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                     GE Life and Annuity Assurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and address of Agent for Service)

                               -----------------

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[X] 60 days after filing pursuant to paragraph (a) of Rule 485



[_] on (date) pursuant to paragraph (a) of Rule 485


If appropriate, check the following box:


[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     GE Life & Annuity Separate Account 4
                                Prospectus For
              Flexible Premium Variable Deferred Annuity Contract
                               Form P1142N 6/94

                                  Issued by:
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus describes a flexible premium variable deferred annuity contract (the "contract") for individuals and some non-qualified and qualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.


This prospectus gives details about GE Life & Annuity Separate 4 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a fixed or a variable basis.


You may allocate your premium payments to the Separate Account, the Guarantee Account or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

The Alger American Fund:
  Alger American Growth Portfolio -- Class O Shares
  Alger American Small Capitalization Portfolio --Class O Shares

Federated Insurance Series:
  Federated American Leaders Fund II -- Primary Shares

  Federated Capital Income Fund II -- Primary Shares

  Federated High Income Bond Fund II* -- Primary Shares

Fidelity Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP Contrafund(R) Portfolio -- Initial Class
  VIP Equity-Income Portfolio -- Initial Class
  VIP Growth Portfolio -- Initial Class
  VIP Growth & Income Portfolio -- Initial Class
  VIP Growth Opportunities Portfolio -- Initial Class
  VIP Overseas Portfolio -- Initial Class

Franklin Templeton Variable Insurance Products Trust:
  Templeton Foreign Securities Fund -- Class 1 Shares
  Templeton Global Income Securities Fund -- Class 1 Shares

GE Investments Funds, Inc.:



  Global Income Fund**

  Income Fund



  International Equity Fund**


  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)

  Money Market Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Total Return Fund
  U.S. Equity Fund

Goldman Sachs Variable Insurance Trust Fund:
  Goldman Sachs Growth and Income Fund

  Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
  Balanced Portfolio -- Institutional Shares
  Capital Appreciation Portfolio -- Institutional Shares
  Flexible Income Portfolio -- Institutional Shares
  Growth Portfolio -- Institutional Shares
  International Growth Portfolio -- Institutional Shares

  Mid Cap Growth Portfolio -- Institutional Shares

  Worldwide Growth Portfolio -- Institutional Shares

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA

  Oppenheimer Balanced Fund/VA

  Oppenheimer Bond Fund/VA

  Oppenheimer Capital Appreciation Fund/VA

  Oppenheimer High Income Fund/VA*

PBHG Insurance Series Fund, Inc.:
  PBHG Growth II Portfolio
  PBHG Large Cap Growth Portfolio

* These Portfolios may invest in lower quality debt securities commonly referred to as "junk bonds."




** On September 17, 2004, an application was filed with the Securities and Exchange Commission by GE Life and Annuity Assurance Company and GE Life & Annuity Separate Account 4 seeking an order to allow the substitution of shares held in the GE Investments Funds. Inc. -- Global Income Fund and GE Investments Funds, Inc. -- International Equity Fund for shares of the Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class 1 shares and the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 shares, respectively. There is no assurance that the SEC will grant the Order to substitute the Portfolios.



Not all Portfolios may be available in all states or in all markets.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Your contract:


   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency


   . Is NOT available in every state


   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of the contract before the Income Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                1-800-352-9910

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is April 29, 2005.

Table of Contents



                  Definitions.................................................

                  Fee Tables..................................................
                     Examples.................................................

                  Synopsis....................................................

                  Condensed Financial Information.............................

                  Investment Results..........................................

                  Financial Statements........................................

                  The Company.................................................

                  The Separate Account........................................
                     The Portfolios...........................................
                     Subaccounts..............................................
                     Voting Rights............................................

                  The Guarantee Account.......................................

                  Charges and Other Deductions................................
                     Transaction Expenses.....................................
                     Deductions from the Separate Account.....................
                     Other Charges............................................

                  The Contract................................................
                     Purchase of the Contract.................................
                     Ownership................................................
                     Assignment...............................................
                     Premium Payments.........................................
                     Valuation Day............................................
                     Allocation of Premium Payments...........................
                     Valuation of Accumulation Units..........................

                  Transfers...................................................
                     Transfers Before the Income Date.........................
                     Transfers From the Guarantee Account to the Subaccounts.. Transfers From the Subaccounts to the Guarantee Account..
                     Transfers Among the Subaccounts..........................
                     Telephone/Internet Transactions..........................
                     Confirmation of Transactions.............................
                     Special Note on Reliability..............................
                     Transfers by Third Parties...............................
                     Special Note on Frequent Transfers.......................
                     Dollar Cost Averaging Program............................
                     Portfolio Rebalancing Program............................

                Surrenders and Partial Withdrawals..........................
                   Surrenders and Partial Withdrawals.......................
                   Restrictions on Distributions from Certain Contracts.....
                   Systematic Withdrawal Program............................

                The Death Benefit...........................................
                   Optional Death Benefit Rider.............................
                   Death Before the Income Date.............................
                   Death of Owner, Joint Owner, or Annuitant After Income
                     Payments Begin.........................................

                Income Payments.............................................
                   Income Payments and the Income Date......................
                   Optional Payment Plans...................................
                   Variable Income Payments.................................
                   Transfers After the Income Date..........................

                Federal Tax Matters.........................................
                   Introduction.............................................
                   Taxation of Non-Qualified Contracts......................
                   Section 1035 Exchanges...................................
                   Qualified Retirement Plans...............................
                   Federal Income Tax Withholding...........................
                   State Income Tax Withholding.............................
                   Tax Status of the Company................................
                   Changes in the Law.......................................

                Requesting Payments.........................................

                Distribution of the Contracts...............................

                Additional Information......................................
                   Owner Questions..........................................
                   Return Privilege.........................................
                   State Regulation.........................................
                   Evidence of Death, Age, Gender or Survival...............
                   Records and Reports......................................
                   Other Information........................................
                   Legal Proceedings........................................

                Appendix -- Condensed Financial Information................. C-

                Table of Contents -- Statement of Additional Information.... S-

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments begin.


                      Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits.


                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.


                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract and we use it to determine contract years and anniversaries.


                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amount you hold in the Guarantee Account.


                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.


                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guaranteed period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.


                      Income Date -- The date on which income payments will commence, if the Annuitant is living on that date. The Income Date is stated in your contract, unless changed by you in writing in a form acceptable to us.


                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or in all markets.


                      Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account, each of which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.



                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract maintenance charge, the Optional Death Benefit rider charge, if any, and any surrender charge.


                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.


Contract Owner Transaction Expenses
--------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium Number of Full  Surrender Charge as payments partially or totally surrendered)  Years Since We  a Percentage of the
                                             Received the    Premium Payment
                                             Premium Payment Partially Withdrawn or
                                                             Totally or Surrendered/1/
                                             -----------------------------------------
                                               less than 1              6%
                                                    1                   6%
                                                    2                   6%
                                                    3                   5%
                                                    4                   5%
                                                    5                   5%
                                                    6                   4%
                                                    7                   2%
                                                8 or more               0%
--------------------------------------------------------------------------------------
  Transfer Charge                                            $10.00/2/
--------------------------------------------------------------------------------------

                    /1/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may partially withdraw the greater of 10% of your total premium payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year after the first contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

                    /2/ We reserve the right to assess a transfer charge for
                        each transfer among the Subaccounts after the first transfer in a calendar month.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


Periodic Charges Other Than Portfolio Expenses
------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                          $25.00/1/
------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                             1.25%
------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                 0.15%
------------------------------------------------------------------------------------------
Optional Benefit
------------------------------------------------------------------------------------------
  Optional Death Benefit Rider                                                  0.35%/2,3/
------------------------------------------------------------------------------------------
Maximum Total Annual Separate Account Annual Expenses                           1.75%
------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $75,000 at the time the charge is assessed.


                    /2/ The charge for the Optional Death Benefit Rider is
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.



                    /3/ This charge is a percentage of the prior contract
                        year's average benefit amount. We currently charge 0.25% of the prior contract year's average benefit amount. This may be referred to as the "Six Percent EstateProtector/SM/" in our marketing materials.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)        %       %
                       ---------------------------------------------------------


                     /1 /Expenses are shown as a percentage of Portfolio
                        average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense
                        reimbursements are     % and     %, respectively.
                        Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.



                      The expenses for the Portfolios are deducted by the Portfolios before they provide us with the daily net asset values. We then deduct the Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. Information relating to the Portfolios was provided by the Portfolios and has not been independently verified by us.



EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and the Optional Death Benefit Rider charges, Separate Account annual expenses and Portfolio fees and expenses.


                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Optional Death Benefit rider; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                                1 Year     3 Years 5 Years 10 Years
                                                -------    ------- ------- --------
                    Costs Based on Maximum
                      Annual Portfolio Expenses



                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:


                         . Separate Account charges of 1.40% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);


                         . an annual contract maintenance charge of $25
                           (assumed to be equivalent to 0.1% of the Contract Value); and

                         . a maximum charge of 0.35% for the Optional Death
                           Benefit Rider. If the Optional Death Benefit Rider is not elected, the expense figures shown above would be lower.

Synopsis


                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. This contract may be issued as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.


                      How does the contract work? Once your application is approved by us we issue you a contract. During the accumulation period you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed and/or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, in accordance with your instructions, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.


                      What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your premium payments have been in your contract for eight years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of premium payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts withdrawn first from any gain in the contract and then from premiums paid. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.



                      We assess charges daily in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. There is also a $25 annual contract maintenance charge, which we waive if the Contract Value is more than $75,000 at the time the charge is assessed. We also charge for the Optional Death Benefit Rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.


                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.

                      We offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract.

                      These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The
                      Contract -- Premium Payments" provision in this prospectus.


                      How will my income payments be calculated? We will pay you a monthly income beginning on the Income Date if the Annuitant is still living on that date. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.


                      What happens if I die before the Income Date? Before the Income Date, if an owner, joint owner, or if the Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision in this prospectus for more information.


                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," the "Income
                      Payments -- Transfers After the Income Date" and the "Guarantee Account" provisions in this prospectus.



                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.



                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A total surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal will reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require longer periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from premium payments prior to the allocation of the premium payment to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your premium payments (less any partial withdrawals previously taken). See the "Return Privilege" provision in this prospectus.

                      When are my allocations effective when purchasing this contract? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts which correspond to the Portfolios you choose. See the "The Contract -- Allocation of Premium Payments" provision in this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of the Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see the Appendix for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses, and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract maintenance charge, and the maximum charge for the Optional Death Benefit Rider. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 W. Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by General Electric Company. The GE Investments Funds, Inc. are also indirectly owned by the General Electric Company and therefore the Company, Capital Brokerage Corporation, and the GE Investments Funds, Inc. are affiliated companies.


                      We are a charter member of the Insurance Marketplace Standards Association (IMSA). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account




                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.



                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.



                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or contracts of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.


                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.


THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate premium payments.
                      There are limitations on the number of transfers that may be made in a calendar year. See the "Transfers" provision for additional information.


                      Each Fund is registered with the SEC as an open-end, management investment company under the 1940 Act. The assets of each such Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


                      Before choosing a Subaccount to allocate your net premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.


                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.




SUBACCOUNTS           You may allocate premium payments in up to 20 Subaccounts
                      of the Portfolios listed below, in addition to the Guarantee Account, at any one time.



                                                                                               Adviser (and Sub-Adviser(s),
                   Portfolio                                   Investment Objective                   as applicable)
                   --------------------------------------------------------------------------------------------------------
THE ALGER          Alger American                    Seeks long-term capital appreciation.     Fred Alger Management, Inc.
AMERICAN FUND      Growth Portfolio Shares -- Class
                   O Shares
                   --------------------------------------------------------------------------------------------------------
                   Alger American Small              Seeks long-term capital appreciation.     Fred Alger Management, Inc.
                   Capitalization Portfolio -- Class
                   O Shares
                   --------------------------------------------------------------------------------------------------------
FEDERATED          Federated American                Seeks long-term growth of capital.        Federated Equity
INSURANCE SERIES   Leaders Fund II -- Primary        Providing income is a secondary           Management Company of
                   Shares                            objective.                                Pennsylvania
                   --------------------------------------------------------------------------------------------------------
                   Federated Capital Income          Seeks high current income and moderate    Federated Equity
                   Fund II                           capital appreciation through both equity  Management Company of
                                                     and fixed income securities that have a   Pennsylvania (subadvised by
                                                     high relative income potential.           Federated Global Investment
                                                                                               Management Corp)
                   --------------------------------------------------------------------------------------------------------
                   Federated High Income             Seeks high current income by investing in Federated Investment
                   Bond Fund II -- Primary Shares    lower-rated corporate debt obligations,   Management Company
                                                     commonly referred to as "junk bonds."
                   --------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE  VIP Asset Manager/SM/             Seeks to obtain high total return with    Fidelity Management &
INSURANCE PRODUCTS Portfolio -- Initial Class        reduced risk over the long-term by        Research Company
FUND                                                 allocating its assets among stocks,       (subadvised by Fidelity
                                                     bonds, and short-term instruments.        Management & Research
                                                                                               (U.K.) Inc. ("FMR U.K."),
                                                                                               Fidelity Management &
                                                                                               Research (Far East) Inc.
                                                                                               ("FMR Far East"), Fidelity
                                                                                               Investments Japan Limited
                                                                                               ("FIJ") and Fidelity
                                                                                               Investments Money
                                                                                               Management, Inc; FMR Co.,
                                                                                               Inc. ("FMRC"))
                   --------------------------------------------------------------------------------------------------------

                                                                           Adviser (and Sub-Adviser(s),
  Portfolio                                Investment Objective                   as applicable)
  ------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Seeks long-term capital appreciation.    Fidelity Management &
  Initial Class                                                           Research Company
                                                                          (subadvised by Fidelity
                                                                          Management & Research
                                                                          (U.K.) Inc. ("FMR U.K."),
                                                                          Fidelity Management &
                                                                          Research (Far East) Inc.
                                                                          ("FMR Far East"), and
                                                                          Fidelity Investments Japan
                                                                          Limited ("FIJ"); FMR Co., Inc.
                                                                          ("FMRC"))
  ------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Seeks reasonable income. The portfolio   Fidelity Management &
  Initial Class                  will consider the potential for capital  Research Company;
                                 appreciation. The portfolio's goal is to (subadvised by FMR Co., Inc.
                                 achieve a yield which exceeds the        ("FMRC"))
                                 composite yield on the securities
                                 comprising the Standard & Poor's 500/SM/
                                 Index (S&P 500(R)).
  ------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio --        Seeks to achieve capital appreciation.   Fidelity Management &
  Initial Class                                                           Research Company;
                                                                          (subadvised by FMR Co., Inc.
                                                                          ("FMRC"))
  ------------------------------------------------------------------------------------------------------
  VIP Growth & Income            Seeks high total return through a        Fidelity Management &
  Portfolio -- Initial Class     combination of current income and        Research Company
                                 capital appreciation.                    (subadvised by Fidelity
                                                                          Management & Research
                                                                          (U.K.) Inc. ("FMR U.K."),
                                                                          Fidelity Management &
                                                                          Research (Far East) Inc.
                                                                          ("FMR Far East") and Fidelity
                                                                          Investments Japan Limited
                                                                          ("FIJ"); FMR Co., Inc.
                                                                          ("FMRC"))
  ------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities       Seeks to provide capital growth.         Fidelity Management &
  Portfolio -- Initial Class                                              Research Company
                                                                          (subadvised by Fidelity
                                                                          Management & Research
                                                                          (U.K.) Inc. ("FMR U.K."),
                                                                          Fidelity Management &
                                                                          Research (Far East) Inc.
                                                                          ("FMR Far East") and Fidelity
                                                                          Investments Japan Limited
                                                                          ("FIJ"); FMR Co., Inc.
                                                                          ("FMRC"))
  ------------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                   Portfolio                                Investment Objective                   as applicable)
                   -----------------------------------------------------------------------------------------------------
                   VIP Overseas Portfolio --      Seeks long-term growth of capital.        Fidelity Management &
                   Initial Class                                                            Research Company;
                                                                                            (subadvised by Fidelity
                                                                                            Management & Research
                                                                                            (U.K.) Inc. (FMR U.K.),
                                                                                            Fidelity Management &
                                                                                            Research (Far East) Inc.
                                                                                            (FMR Far East), Fidelity
                                                                                            International Investment
                                                                                            Advisors (FIIA), Fidelity
                                                                                            International Investment
                                                                                            Advisors (U.K.) Limited,
                                                                                            Fidelity Investments Japan
                                                                                            Limited (FIJ), FMR Co., Inc.
                                                                                            (FMRC))
                   -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Foreign Securities   Seeks long-term capital growth.           Templeton Investment
VARIABLE INSURANCE Fund -- Class 1 Shares                                                   Counsel, LLC
PRODUCTS TRUST
                   -----------------------------------------------------------------------------------------------------
                   Templeton Global Income        Seeks high current income, consistent     Franklin Advisers, Inc.
                   Securities Fund -- Class 1     with the preservation of capital.
                   Shares
                   -----------------------------------------------------------------------------------------------------
GE INVESTMENTS     Global Income Fund             Seeks high return, emphasizing current    GE Asset Management
FUNDS, INC.                                       income and to a lesser extent, capital    Incorporated
                                                  appreciation.
                   -----------------------------------------------------------------------------------------------------
                   Income Fund                    Seeks maximum income consistent with      GE Asset Management
                                                  prudent investment management and the     Incorporated
                                                  preservation of capital.
                   -----------------------------------------------------------------------------------------------------
                   International Equity Fund      Seeks long-term growth of capital.        GE Asset Management
                                                                                            Incorporated
                   -----------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund (formerly, Seeks long-term growth of capital and     GE Asset Management
                   Mid-Cap Value Equity Fund)     future income.                            Incorporated
                   -----------------------------------------------------------------------------------------------------
                   Money Market Fund              Seeks a high level of current income      GE Asset Management
                                                  consistent with the preservation of       Incorporated
                                                  capital and the maintenance of liquidity.
                   -----------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund    Seeks maximum total return through        GE Asset Management
                                                  current income and capital appreciation.  Incorporated (subadvised by
                                                                                            Seneca Capital
                                                                                            Management)
                   -----------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/       Seeks capital and accumulation of         GE Asset Management
                                                  income that corresponds to the            Incorporated (subadvised
                                                  investment return of Standard & Poor's    by SSgA Funds
                                                  500 Composite Stock Index.                Management, Inc.)
                   -----------------------------------------------------------------------------------------------------
                   Total Return Fund              Seeks the highest total return, composed  GE Asset Management
                                                  of current income and capital             Incorporated
                                                  appreciation, as is consistent with
                                                  prudent investment risk.
                   -----------------------------------------------------------------------------------------------------
                   U.S. Equity Fund               Seeks long-term growth of capital.        GE Asset Management
                                                                                            Incorporated
                   -----------------------------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                                  Adviser (and Sub-Adviser(s),
                     Portfolio                                    Investment Objective                   as applicable)
                     ---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS        Goldman Sachs Growth and          Seeks long-term growth of capital and      Goldman Sachs Asset
VARIABLE INSURANCE   Income Fund                       growth of income.                          Management, L.P.
TRUST
                     ---------------------------------------------------------------------------------------------------------
                     Goldman Sachs Mid Cap Value       Seeks long-term capital appreciation.      Goldman Sachs Asset
                     Fund                                                                         Management, L.P.
                     ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   Balanced Portfolio --             Seeks long-term capital growth consistent  Janus Capital Management
                     Institutional Class               with the preservation of capital and       LLC
                                                       balanced by current income.
                     ---------------------------------------------------------------------------------------------------------
                     Capital Appreciation              A non-diversified/1/ portfolio that seeks  Janus Capital Management
                     Portfolio -- Institutional Class  long-term growth of capital.               LLC
                     ---------------------------------------------------------------------------------------------------------
                     Flexible Income Portfolio --      Seeks maximum total return, consistent     Janus Capital Management
                     Institutional Class               with preservation of capital.              LLC
                     ---------------------------------------------------------------------------------------------------------
                     Growth Portfolio -- Institutional Seeks long-term growth of capital in a     Janus Capital Management
                     Class                             manner consistent with the preservation    LLC
                                                       of capital.
                     ---------------------------------------------------------------------------------------------------------
                     International Growth              Seeks long-term growth of capital.         Janus Capital Management
                     Portfolio -- Institutional Class                                             LLC
                     ---------------------------------------------------------------------------------------------------------
                     Mid Cap Growth                    Seeks long-term growth of capital.         Janus Capital Management
                     Portfolio -- Institutional Class                                             LLC
                     ---------------------------------------------------------------------------------------------------------
                     Worldwide Growth Portfolio --     Seeks long-term growth of capital in a     Janus Capital Management
                     Institutional Shares              manner consistent with the preservation    LLC
                                                       of capital.
                     ---------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Aggressive            Seeks capital appreciation, by investing   OppenheimerFunds, Inc.
ACCOUNT FUNDS        Growth Fund/VA                    in "growth type" companies.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Balanced Fund/VA      Seeks a high total investment return,      OppenheimerFunds, Inc.
                     (formerly, Oppenheimer/VA         which includes current income and
                     Multiple Strategies Fund)         capital appreciation in the value of its
                                                       shares.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Bond Fund/VA          Seeks a high level of current income. As   OppenheimerFunds, Inc.
                                                       a secondary objective, that fund seeks
                                                       capital appreciation when consistent with
                                                       its primary objective.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Capital/VA            Seeks capital appreciation by investing in OppenheimerFunds, Inc.
                     Appreciation Fund                 securities of well-known, established
                                                       companies.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer High Income           Seeks a high level of current income from  OppenheimerFunds, Inc.
                     Fund/VA                           investments in high-yield fixed income
                                                       securities.
                     ---------------------------------------------------------------------------------------------------------
PBHG INSURANCE       PBHG Growth II Portfolio          Seeks capital appreciation.                Pilgrim Baxter & Associates,
SERIES FUND, INC.                                                                                 Ltd.
                     ---------------------------------------------------------------------------------------------------------
                     PBHG Large Cap Growth             Seeks long term growth of capital.         Pilgrim Baxter & Associates,
                     Portfolio                                                                    Ltd.
                     ---------------------------------------------------------------------------------------------------------



                      Not all Portfolios may be available in all states or all markets.


                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial withdrawal proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.



                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.


                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolio may have higher fees and charges than the Portfolio it replaced. No substitution of the shares attributable to your contract may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.



                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio, or in shares of another investment company, with a specified investment objective. We may also eliminate Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.





                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. We may realize a profit from providing these services, and if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from GE Life & Annuity Separate Account 4 during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.



                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, amounts to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.





VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.



                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.



                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.



                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

                      However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.


                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one-year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.



                      To the extent permitted by law, we reserve the right, at any time, to offer interest rate guarantee periods that differ from those available when we issued the contract and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar-Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions


                      The contracts were sold through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We paid commissions to the broker-dealers for selling the contracts, and pay commissions for receipt of any subsequent premium payments. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision in this prospectus for more information.


                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;


                         . administering income payments;


                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES


SURRENDER CHARGE      We assess a surrender charge on full surrenders and
                      partial withdrawals of premium payments taken within the first eight years of receipt, unless you meet an available exception as described below. You pay this charge if you take a partial withdrawal or surrender to compensate us for the losses we experience on contract distribution costs.



                      We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender or partially withdraw premium payments on a first-in first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account. The surrender charge is as follows:


             Number of Full Years  Surrender Charge as a Percentage
             Since We Received the of the Surrendered or Partially
                Premium Payment      Surrendered Premium Payment
             ------------------------------------------------------
                  less than 1                     6%
                       1                          6%
                       2                          6%
                       3                          5%
                       4                          5%
                       5                          5%
                       6                          4%
                       7                          2%
                   8 or more                      0%
             ------------------------------------------------------

                      We do not assess the surrender charge on surrenders or partial withdrawals:

                         . on amounts representing gain (as defined below);

                         . on free withdrawal amounts (as defined below);

                         . taken under Optional Payment Plan 1, Optional
                           Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may surrender or partially surrender any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial or total surrender request;

                        (b) is the total of any partial withdrawals (including
                            surrender charges) previously taken;

                        (c) is the total of premium payments made; and


                        (d) is the total of any gain previously withdrawn.



                      In addition to any gain, you may partially withdraw an amount equal to the greater of 10% of your total premium payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts withdrawn first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.


                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision in this prospectus.


                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the this provision, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS            We deduct from the Separate Account an amount, computed
FROM THE              daily, equal to an annual rate of 1.40% of the daily net
SEPARATE              assets of the Separate Account. The charge consists of an
ACCOUNT               administrative expense charge at an effective annual rate
                      of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in your Contract Value.


OTHER CHARGES


ANNUAL CONTRACT       We will deduct an annual contract maintenance charge of
MAINTENANCE CHARGE    $25 from your Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $75,000.


                      We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.


CHARGE FOR THE        We charge you for expenses related to the Optional Death
OPTIONAL DEATH        Benefit Rider. We deduct this charge against your assets
BENEFIT RIDER         in the Separate Account and Guarantee Account at each
                      contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is currently 0.25% of your prior contract year's average benefit amount, however, we reserve the right to charge up to 0.35% of your prior contract year's average benefit amount.



DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from premium payments
                      or your Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include partial withdrawals and total surrenders, income payments and death benefit payments).


                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these charges, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer made after the first transfer in a calendar month. This charge is at our cost with no profit to us.

The Contract


                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.


PURCHASE OF THE       These contracts are no longer available for new sales.
CONTRACT              When these contracts were available for new sales, they
                      were sold by an authorized sales representative.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


                      Making subsequent premium payments through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to make subsequent premium payments to this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sold you this contract generally earned a commission.



OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      The Annuitant and Joint Annuitant must also be the owner and joint owner, respectively, unless the owner is a non-natural entity. During the Annuitant's life, you can change any non-natural owner to another non-natural owner, if you reserved the right to do so.


                      Before the Income Date, you may change:

                         . your Income Date to any date at least ten years
                           after your last premium payment;

                         . your optional payment plan;


                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and



                         . the primary beneficiary or contingent beneficiary
                           (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), upon written notice to the Home Office. If you change a beneficiary, your optional payment plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.


                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.


ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. An assignment must occur before the Income Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.



                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.


                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


PREMIUM               You may make premium payments at any frequency and in the
PAYMENTS              amount you select, subject to certain limitations. You
                      must obtain our prior approval before you make total premium payments for any Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Income Date, the surrender of the contract, the date on which the Annuitant attains age 86, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.



                      The minimum initial premium payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000.


VALUATION DAY         We will value Accumulation and Annuity Units once daily
                      as of the close of regular trading (currently 4:00 p.m.
                      Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF         We place premium payments into the Subaccounts, each of
PREMIUM               which invests in shares of a corresponding Portfolio,
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate premium payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must be a whole percentage and cannot be less than 10%.

                      Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payments at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change.

VALUATION OF
ACCUMULATION
UNITS

                      Partial withdrawals, total surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, total surrender or payment of the death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of the Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers



TRANSFERS             All owners may transfer all or a portion of their assets
BEFORE THE            between and among the Subaccounts of the Separate Account
INCOME DATE           and the Guarantee Account on any Valuation Day prior to
                      the Income Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account.
                      We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.


TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. For any allocation from the
ACCOUNT TO THE        Guarantee Account to the Subaccounts, the limited amount
SUBACCOUNTS           will not be less than any accrued interest on that
                      allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging
                      Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. We reserve the right to prohibit
TO THE GUARANTEE      or limit transfers from a Subaccount to the Guarantee
ACCOUNT               Account during the six-month period following the
                      transfer of any amount from the Guarantee Account to any Subaccount.


TRANSFERS AMONG       All owners may submit 12 Subaccount transfers each
THE SUBACCOUNTS       calendar year by voice response, Internet, telephone,
                      facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances.
                      Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e.
                      you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service.
                      If you wish to change a transfer request sent by U.S.
                      Mail, such change must also be sent in writing by U.S.

                      Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.


                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer made in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.


                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:


                       (1) any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

                       (2) the transfer would adversely affect Accumulation Unit values.



                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.


                      These restrictions will apply to all owners and their designated third party, unless such transfer is being made pursuant to:



                        (1) a Dollar Cost Averaging program;



                        (2) an Asset Rebalancing program;



                        (3) an approved fund substitution or fund liquidation;
                            or



                        (4) a portfolio's refusal to purchase shares, in which
                            case the portfolio's refusal to purchase shares will not be considered a transfer for the purpose of the 12 transfers allowed per calendar year for purposes of transferring assets by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

TELEPHONE/            All owners may make their first 12 transfers in any
INTERNET              calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us, provided we receive written authorization at our Home Office to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:


                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.


                      We will delay making a payment or processing a transfer request if:


                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON       Please note that the Internet or our telephone system may
RELIABILITY           not always be available. Any computer system or telephone
                      system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.


TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.


                      We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

SPECIAL NOTE ON       When owners or someone on their behalf submit requests to
FREQUENT              transfer all or a portion of their assets between
TRANSFERS             Subaccounts, the requests result in the purchase and
                      redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.


                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other contract owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

                      The Separate Account is not designed to accommodate frequent purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.



                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.



                      We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer. As discussed above in "Transfers Among The Subaccounts," we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests, or the transfer would adversely affect Accumulation Unit values. As also discussed above, to the extent necessary to reduce the adverse effects of simultaneous Subaccount transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfer requests.



                      Each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.



                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to owners.


                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund and/or the
                      Guarantee Account to any combination of other Subaccounts
                      (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract).
                      The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in enhanced Dollar Cost Averaging as of that Valuation Day.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO             Once your premium payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering the Portfolio Rebalancing program at any time and for any reason. Portfolio Rebalancing does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

SURRENDERS            We will allow you to surrender or to partially withdraw
AND PARTIAL           your Contract Value at any time before the Income Date
WITHDRAWALS           upon your written request subject to the conditions
                      discussed below.

                      We will not permit a partial withdrawal that is less than $500 or a partial withdrawal which would reduce your Contract Value to less than $5,000. If your partial withdraw request would reduce Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.


                      The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which the request is received. The Surrender Value equals:


                        (1) the Contract Value (after the deduction of charges
                            for the Optional Death Benefit Rider and the annual contract maintenance charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.


                      If you are taking a partial withdrawal, you may indicate, in writing or by calling our Home Office, from which Subaccount(s) we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts proportionally to your assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charge and/or applicable premium tax will be taken from the amount surrendered unless otherwise requested.



                      We will delay making a payment if:


                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.


                      Please remember that a partial withdrawal will reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision in this prospectus.


                      Surrenders and partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.


RESTRICTIONS          Section 830.105 of the Texas Government Code permits
ON                    participants in the Texas Optional Retirement Program to
DISTRIBUTIONS         partially withdraw their interest in a variable annuity
FROM CERTAIN          contract issued under the Texas Optional Retirement
CONTRACTS             Program only upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;


                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.


                      If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.


SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified dollar amount (in
PROGRAM               equal installments of at least $100) on a monthly,
                      quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or from our Home
                      Office.


                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision in this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premium payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                        (1) you may request only one such change in a calendar
                            quarter; and

                        (2) if you did not elect the maximum amount you could
                            withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.


                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.


                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision in this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.


                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

The Death Benefit

                      If an Annuitant dies before income payments begin, regardless of whether the Annuitant was also an owner or joint owner, the amount of the proceeds available for the designated beneficiary is the death benefit.


                      During the first seven contract years, the death benefit will be the greater of: (1) the total of premiums paid, reduced by the total of any partial withdrawals, plus any surrender charges and any premium taxes assessed; and (2) the Contract Value on the date we receive due proof of death and all required forms or, if later, the date of the request for payment at our Home Office. During subsequent seven year periods, the death benefit will be the greater of:



                        (1) the death benefit on the last day of the previous
                            seven year period, plus any premiums paid since then, reduced by any partial withdrawals since then, plus any surrender charges and any premium taxes assessed; and



                        (2) the Contract Value on the date due proof of death
                            and all required forms are received or, if later, the date of the request.



                      If the request for payment of the death benefit occurs more than 60 days from the date of receipt of due proof of death and all required forms, or more than one year after the date of the Annuitant's death, the Surrender Value will be payable instead of the death benefit.



                      If the designated beneficiary is eligible and elects to continue the contract, the Contract Value will be set equal to the death benefit on the date the Company received due proof of death of the Annuitant and all required forms. Any increase in Contract Value will be allocated to the Subaccount using the premium allocation in effect at that time.



                      If the designated beneficiary is not eligible to continue the contract, the Contract Value on the date we receive due proof of death and all required forms, will be set equal to the death benefit on that date as described above and the distribution rules will govern payment of proceeds. Surrender charges will apply if the contract is surrendered more than 60 days after the death of Annuitant, without regard to whether or not the Contract Value was increased.


                      The amount of the death benefit may vary. These factors include some or all of the following:


                         . the number of contract years that elapse from the
                           date the contract was issued until the date of the Annuitant's death; and



                         . performance of the Subaccount options selected; and



                         . whether any premium taxes are due at the time the
                           death benefit is paid.

                      Failure to comply with this requirement can have consequences on the benefit amount payable to the named beneficiaries. Due proof of death can consist of a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death or any other item reasonably acceptable to us.



                      We must receive notice of the election within 60 days after we receive due proof of death at our Home Office, and in no case later than one year after the date of such death for a death benefit to be payable. If a death benefit is paid, the contract will terminate, and we will have no further obligation under the contract. The death benefit will be paid in one lump sum unless the designated beneficiary elects a payment option. See the "Optional Payment Plans" provision.







OPTIONAL DEATH        If an Annuitant dies before income payments begin while
BENEFIT RIDER         the Optional Death Benefit Rider is in effect, the
                      designated beneficiary may elect the death benefit described below. The Home Office must receive the request for payment of the death benefit within 60 days after it receives due proof of death and all required forms, and in no case later than one year after the date of death.
                      Otherwise the Surrender Value will be payable instead of the death benefit. If the death benefit is paid, the contract will terminate, and we will have no further obligation under the contract. The Optional Death Benefit rider may not be available in all states or markets.


                      The death benefit under the Optional Death Benefit Rider will be the greater of:

                        (1) the death benefit described above under "Death
                            Benefit at Death of Annuitant," and


                        (2) the greater of:



                            (a) the Optional Death Benefit; and



                            (b) the Contract Value of the contract on the date
                                we receive proof of the Annuitant's death and all required forms at our Home Office or, if later, the date of the request.


                      The death benefit for the Optional Death Benefit Rider is, on the Contract Date, equal to the premium paid. At the end of each Valuation Period after such date, the death benefit for the Optional Death Benefit is the lesser of:

                        (1) the total of all premiums received, multiplied by
                            two, less the amount of any partial withdrawals made prior to or during the Valuation Period; or

                        (2) the Optional Death Benefit at the end of the
                            preceding Valuation Period, increased as specified below, plus any additional premium payments during the current Valuation Period and less any partial withdrawals plus their applicable surrender charges during the current Valuation Period.


                      The amount of the increase for the Valuation Period will be calculated by applying a factor to the Optional Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, the factor is determined for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in certain Subaccounts shown in the contract, the increase factor will be calculated as the lesser of: (1) the net investment factor of the Subaccount for the Valuation Period, minus one; and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. Currently, these Subaccounts include only the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. With respect to amounts invested in the Guarantee Account, Item (1) above is replaced with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.


                      After the anniversary on which the Annuitant attains age 80, the increase factor will be zero.


                      If the Optional Death Benefit Rider has been elected, it is effective on the Contract Date and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date of receipt of the owner's request to terminate the rider. There will be a charge made each year for expenses related to the death benefit available under the terms of the Optional Death Benefit Rider. See the "Other Charges -- Charge for the Optional Death Benefit Rider". Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules described in the "Death Before the Income Date."


DEATH BEFORE THE      In certain circumstances, Federal tax law requires that
INCOME DATE           distributions be made under this contract upon the first
                      death of:

                         .  an owner or joint owner; or

                         . the Annuitant, if the owner is a non-natural entity (such as a trust or corporation).

                      At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:


                        (1) surviving joint owner (surviving Joint Annuitant
                            since the owner(s) and Annuitant(s) must be the same unless the owner is a non-natural person);


                        (2) the primary beneficiary;

                        (3) the contingent beneficiary; or

                        (4) the owner's estate.


                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.



                      Distribution Rules:   Distributions required by Federal
                      tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).



                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be dependent upon receipt of required due proof of death as stated in the previous section. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently
                           (at the death of the new Annuitant) will be calculated as if the surviving spouse had purchased a contract for the new Contract Value on the date we received due proof of death of the death of the first owner. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.


                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:


                            (1) receive the payment in one lump sum payment
                                upon receipt of due proof of death and all required forms (see "The Death Benefit" and the "Requesting Payments" provisions);


                            (2) receive the payment at any time during the five
                                year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or


                            (3) apply the payment to provide a monthly income
                                benefit under Optional Payment Plan 1 or
                                Optional Payment Plan 2 (for a period of 5 or more years). The election for Optional Payment Plan 1 or Optional Payment Plan 2 must be made within 60 days of death and the first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.


                      The payment amount may vary depending on the age of Annuitant at contract issue and when notification of death is received.


                      If no choice is made by the designated beneficiary within 60 days following receipt of due proof of death and all required forms, we will pay the amount payable within 5 years of the date of death. We will not accept any premium payments after the non-spouse's death or in situations where the spouse has not elected to continue the contract. If the designated beneficiary dies before the entire amount payable has been distributed, we will pay in a lump sum any amount still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.



                      Under payment choices 1 or 2, the contract will terminate upon payment of the entire benefit amount. Under payment choice 3, this contract will terminate when we apply the benefit amount to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                 Amount of
                        Person Who Died        Proceeds Paid
                   ------------------------------------------
                   Owner or Joint Owner       Surrender Value
                   (who is not the Annuitant)
                   ------------------------------------------
                   Owner or Joint Owner       Death Benefit
                   (who is the Annuitant)
                   ------------------------------------------
                   Annuitant                  Death Benefit
                   ------------------------------------------


                      Upon receipt of due proof of death and all required forms, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.


DEATH OF OWNER,       After income payments begin, if an owner, joint owner,
JOINT OWNER, OR       Annuitant or designated beneficiary dies while the
ANNUITANT AFTER       contract is in force, payments that are already being
INCOME PAYMENTS       made under the contract will be made at least as rapidly
BEGIN                 as under the method of distribution in effect at the time
                      of death, notwithstanding any other provision in the contract.

Income Payments


INCOME PAYMENTS       The Income Date is the date income payments begin,
AND THE INCOME        provided the Annuitant is still living on that date. The
DATE                  Income Date may be changed in one year increments up
                      until the time income payments begin. You may change the Income Date to any date at least 10 years after the date of the last premium payment and within one year of the last Income Date. To change the Income Date, send a written notice to our Home Office before the Income Date then in effect. We reserve the right to establish a maximum Income Date. If you change the Income Date, the Income Date will mean the new Income Date you selected.
                      Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Income Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Income Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.


                      The contract provides optional forms of income payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.


                      If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payment level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payments will increase.


                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision. Upon making such a payment, we will have no future obligation under the contract.


                      The amount of your income payments will depend on four things:

                         . Your Surrender Value on the Valuation Day
                           immediately preceding your Income Date;

                         . The settlement age on the Income Date, and if
                           applicable, the gender of the Annuitant;

                         . The specific payment plan you choose; and

                         . If you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments and we may deduct premium taxes from your payments.

OPTIONAL              The following optional payment plans are available under
PAYMENT PLANS         the contract:

                      Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15 or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will be discount the amount of remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.


                      Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                      Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate unless otherwise provided.

                      Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                      Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death and all required information, on surrender, or on the Income Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.



                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


VARIABLE INCOME       The monthly amount of your first variable income payment
PAYMENTS              will equal your Surrender Value on the Valuation Day
                      immediately preceding your Income Date multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Income Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Income Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Income Date.

                      Following the Income Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
INCOME DATE           payments once each calendar year. The transfer will be
                      effective as of the end of the Valuation Period during which we receive written request at our Home Office.
                      However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity contract under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Income Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Income Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.


                      These restrictions apply to all owners whose contracts are in a variable payout option. There are no exceptions made for any owner.

Federal Tax Matters


INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.


                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Income Date must not occur near the
                           end of the Annuitant's life expectancy.


                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.


                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets.



                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's premiums paid and earnings. If income payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and full surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A full surrender occurs when you receive the total amount of the Surrender Value. In the case of a full surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.


                      Your contract imposes charges relating to the death benefit, including any death benefit received due to the election of the Optional Death Benefit Rider. It is possible that all or a portion of these charges could be treated as a partial withdrawal from the contract.


                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.


                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial withdrawal of such amount or portion.


                      Gifting a contract. If you transfer ownership of your contract -- without receiving a payment equal to your Contract Value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.


                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.



                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.


                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 if the payee is at an advanced age, such as age 80 or older.

                      Taxation of the death benefits. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Income Date.

                      Taxation of Death Benefit if Paid Before the Income Date.


                         . The death benefit is taxed in the same manner as an
                           income payment if received under an Optional Payment Plan.


                         . If not received under an Optional Payment Plan, the
                           death benefit is taxed in the same manner as a surrender.

                      Taxation of Death Benefit if Paid After the Income Date.


                         . If received in accordance with the existing optional
                           payment plan, the death benefit is excludible from income to the extent that it does not exceed the unrecovered "investment in the contract." All income payments in excess of the unrecovered "investment in the contract" are includible in income.


                         . If received in a lump sum, the tax law imposes tax
                           on a death benefit to the extent that it exceeds the unrecovered "investment in the contract."


                      Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders, or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . a beneficiary receives on or after the death of an
                           owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.


                      Special rules if you own more than one contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a full surrender, or a partial withdrawal that you must include in income. For example:


                         . if you purchase a contract described by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

                      The effects of such aggregation are not clear. However, it could affect:


                         . the amount of a surrender or an income payment that
                           you must include in income; and


                         . the amount that might be subject to a penalty tax.

SECTION 1035
EXCHANGES             Under Section 1035 of the Code, the exchange of one
                      annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Under the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option generally will not qualify as a tax-free exchange under Section 1035.


QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein, in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:


                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision like the Optional Death Benefit provision in the contract comports with IRA qualification requirements.


                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance policies. We do not believe that these regulations prohibit the death benefit, described in this prospectus, including that provided by the Death Benefit Rider Option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.



                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.


                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of premium
                           payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

                         . the Code does not allow a deduction for premium
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under most qualified plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs, and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" do not apply to a Roth IRA before the owner's death.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances, you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal or total surrender, or income payment, we will send you forms that explain the withholding requirements.


STATE                 If required by the law of your state, we will also
INCOME TAX            withhold state income tax from the taxable portion of
WITHHOLDING           each distribution made under the contract, unless you
                      make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments



                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death.


                      In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.


                      We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:


                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Subaccount's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.


                      State law requires that we reserve the right to defer payments from the Guarantee Account for a surrender or partial withdrawal for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

Distribution of the Contracts




                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico and Texas as GE Capital Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts. The contracts are no longer issued for new sales, although new premium payments may be made by existing contract owners under the terms of the contract. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.



                      Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commission in the states in which it operates and is a member of the NASD.



                      Capital Brokerage Corporation offered the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http:www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.



                      Capital Brokerage Corporation also entered into selling agreement with an affiliated broker-dealer (Terra Securities Corporation) and unaffiliated broker-dealers to sell the contracts (although these contracts are no longer offered for new sales). These registered representatives of the selling firms were (and still may be) registered with the NASD and the states in which they do business, are (or were when the contracts were sold) licensed as insurance agents in the state in which they do business and are (ore were when the contracts were sold) appointed with us.



                      When the contracts were sold, we paid compensation to Capital Brokerage Corporation. This compensation consisted of a sales commission to both the wholesaler of Capital Brokerage Corporation and the brokerage firm of the registered representative who sold you your contract. The maximum commission paid to Capital Brokerage Corporation for this aggregate compensation was 4% of premium payments received. Compensation may still be paid for any subsequent premium payments received. Compensation can consist of an "up front" commission or a "trail" commission. The maximum up front commission paid for subsequent premium payments received is 4%. The
                      maximum trail commission paid is     %.

                      We do not offer this contract for new sales. Therefore, we do not offer sales incentives and other special promotions for the sale of this product.



                      Commission paid on premium payments received from the contracts are not charged directly to you or your Contract Value, but indirectly through fees and charges imposed under the contracts.



                      All commissions paid comes from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to such selling firms.



                      During 2004, 2003 and 2002, $    , $     and $    ,
                      respectively was paid to Capital Brokerage Corporation in sales commissions for new premium payments received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation.

Additional Information

OWNER QUESTIONS       The obligations to owners under the contracts are ours.
                      Please direct your questions and concerns to us at our Home Office.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid, to:

                                GE Life and Annuity Assurance Company
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your premium payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial withdrawals you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the Commonwealth of Virginia, we are subject
                      to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.


EVIDENCE OF           We may require proof of age, gender or survival of any
DEATH, AGE,           person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL



RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL                 We are subject to legal and regulatory actions in the
PROCEEDINGS           ordinary course of our businesses, including class
                      actions. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. We are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, claims payment and procedures, product design, disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits and breaches of fiduciary duties to customers.
                      We are or may become subject to litigation involving commercial disputes with counterparties or others and class action and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of assets and annuity and investment products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers or breached fiduciary or other duties to customers. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, state insurance regulatory authorities and other authorities regularly make inquiries and conduct investigations concerning our compliance with applicable insurance, investment and other laws and regulations.

                      Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages. Given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, an adverse outcome in certain matters in addition to those described below could have a material adverse effect on our financial condition or results of operations.

                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance contracts. The complaint was filed on November 1, 2000, in Georgia state court as a class action on behalf of all persons who purchased certain of our universal life insurance contracts and alleges improper practices in connection with the sale and administration of universal life contracts. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. No class has been certified. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The settlement documents have been finalized and submitted to the court for approval. The court has preliminarily approved the settlement and will hold a final fairness hearing on August 12, 2004 to determine whether to give final approval to the settlement. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon court approval of the class and related settlement, the number of individuals who ultimately will seek relief in the claim form process of any approved class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. Additionally, class members may elect to exclude themselves from the class action settlement. We were recently named as a defendant in one lawsuit brought by three such individuals. However, we cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including one pending case, on our financial condition, results of operations or reputation.

                      In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. All five cases, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GE Life and Annuity Assurance Company (filed February 6, 2004), Hanrick v. Allen, Maynard and GE Life and Annuity Assurance Company (filed March 10,
                      2004), Modlin v. Allen, et al. (filed June 17, 2004), and Clark v. Allen, et al. (filed June 25, 2004), are in their preliminary stages and are pending the state court of Cumberland County, North Carolina. The suits allege that we failed to properly supervise Allen and Maynard and that we are responsible for Allen's and Maynard's conduct. Specifically, Monger alleges conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleges breach of policy, conversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleges conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in all three actions is approximately $2.5 million. The plaintiff in Monger seeks damages of $1.2 million, the plaintiff in Warfel seeks damages of $1.4 million, the plaintiff in Hanrick seeks damages of $650,000, and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. Although we cannot determine the ultimate outcome of these suits, we do not believe they will have a material effect on our financial condition or results of operations. However, we cannot determine whether any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.

                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix



The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessments of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
------------------------------------------------------------------------------------------------------------------------
  Alger American Growth Portfolio -- Class O Shares                      $16.53            $17.19       4,077,378   2004
                                                                          12.40             16.53       5,247,344   2003
                                                                          18.77             12.40       6,300,041   2002
                                                                          21.59             18.77       9,078,703   2001
                                                                          25.69             21.59      10,491,039   2000
                                                                          19.48             25.69       8,583,493   1999
                                                                          13.34             19.48       5,605,283   1998
                                                                          10.76             13.34       4,380,186   1997
                                                                           9.63             10.76       2,962,177   1996
                                                                          10.00              9.63         312,011   1995
------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization Portfolio -- Class O Shares          8.68              9.98       4,648,749   2004
                                                                           6.18              8.68       5,512,357   2003
                                                                           8.50              6.18       5,837,332   2002
                                                                          12.23              8.50       7,002,914   2001
                                                                          17.04             12.23       7,559,032   2000
                                                                          12.05             17.04       6,310,836   1999
                                                                          10.58             12.05       6,082,414   1998
                                                                           9.63             10.58       5,645,458   1997
                                                                           9.63              9.63       3,568,152   1996
                                                                          10.00              9.63         312,011   1995
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated American Leaders Fund II -- Primary Shares                    16.61             17.98       2,339,886   2004
                                                                          13.19             16.61       2,902,267   2003
                                                                          16.77             13.19       3,514,911   2002
                                                                          17.75             16.77       4,307,323   2001
                                                                          17.58             17.75       4,328,938   2000
                                                                          16.72             17.58       4,554,700   1999
                                                                          14.42             16.72       3,955,083   1998
                                                                          13.41             14.42       2,056,691   1997
                                                                          10.00             13.41       1,130,433   1996
                                                                             --                --              --   1995
------------------------------------------------------------------------------------------------------------------------
  Federated Capital Income Fund II -- Primary Shares                      12.86             13.94       1,163,852   2004
                                                                          10.81             12.86       1,409,390   2003
                                                                          14.41             10.81       1,835,551   2002
                                                                          16.94             14.41       2,347,057   2001
                                                                          18.87             16.94       2,544,453   2000
                                                                          18.82             18.87       2,483,985   1999
                                                                          16.75             18.82       1,950,915   1998
                                                                          11.05             16.75       1,325,701   1997
                                                                          12.20             11.05         265,832   1996
                                                                          10.00             12.20         463,476   1995
------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares        $16.55            $18.03       2,097,504   2004
                                                               13.74             16.55       2,601,893   2003
                                                               13.74             13.74       2,789,740   2002
                                                               13.75             13.74       2,986,440   2001
                                                               15.32             13.75       3,199,511   2000
                                                               15.19             15.32       3,376,105   1999
                                                               15.00             15.19       2,977,691   1998
                                                               13.37             15.00       1,886,887   1997
                                                               11.86             13.37         809,989   1996
                                                               10.00             11.86         123,152   1995
-------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class             28.00             29.12       1,411,464   2004
                                                               24.07             28.00       1,776,001   2003
                                                               26.75             24.07       2,151,180   2002
                                                               28.28             26.75       2,740,751   2001
                                                               29.86             28.28       3,182,533   2000
                                                               27.26             29.86       3,361,601   1999
                                                               24.03             27.26       3,176,311   1998
                                                               20.20             24.03       2,678,933   1997
                                                               17.87             20.20       2,248,519   1996
                                                               15.50             17.87       1,469,667   1995
-------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                 28.78             32.77       6,629,897   2004
                                                               22.72             28.78       7,362,788   2003
                                                               25.42             22.72       8,573,160   2002
                                                               29.38             25.42      10,463,953   2001
                                                               31.91             29.38      12,149,774   2000
                                                               26.04             31.91      11,622,130   1999
                                                               20.32             26.04      10,085,800   1998
                                                               16.60             20.32       8,595,677   1997
                                                               13.88             16.60       5,493,999   1996
                                                               10.00             13.88       2,007,948   1995
-------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                 44.37             48.79       5,114,293   2004
                                                               34.52             44.37       6,335,077   2003
                                                               42.16             34.52       7,512,400   2002
                                                               44.99             42.16       9,234,283   2001
                                                               42.08             44.99       9,905,021   2000
                                                               40.14             42.08      10,963,577   1999
                                                               36.47             40.14      11,335,446   1998
                                                               28.87             36.47      10,074,173   1997
                                                               25.62             28.87       7,041,867   1996
                                                               19.23             25.62       3,119,975   1995
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                        46.11             47.00       2,389,719   2004
                                                               35.20             46.11       2,970,668   2003
                                                               51.08             35.20       3,487,079   2002
                                                               62.91             51.08       4,744,104   2001
                                                               71.67             62.91       5,410,897   2000
                                                               52.89             71.67       4,760,717   1999
                                                               38.45             52.89       3,818,261   1998
                                                               20.20             38.45       3,614,598   1997
                                                               27.93             20.20       2,248,519   1996
                                                               20.92             27.93       1,525,015   1995
-------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class                   $14.59            $15.22       3,629,327   2004
                                                                    11.95             14.59       4,271,595   2003
                                                                    14.54             11.95       4,584,591   2002
                                                                    16.16             14.54       5,388,110   2001
                                                                    17.00             16.16       5,576,695   2000
                                                                    15.80             17.00       5,051,739   1999
                                                                    12.36             15.80       2,843,815   1998
                                                                    10.00             12.36         976,086   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class               10.56             11.16       1,746,541   2004
                                                                     8.25             10.56       2,224,127   2003
                                                                    10.70              8.25       2,675,446   2002
                                                                    12.68             10.70       3,701,867   2001
                                                                    15.51             12.68       4,498,947   2000
                                                                    15.08             15.51       4,766,024   1999
                                                                    12.28             15.08       2,958,791   1998
                                                                    10.00             12.28       1,049,540   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
------------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                           22.24             24.92       1,512,742   2004
                                                                    15.73             22.24       1,385,197   2003
                                                                    20.02             15.73         959,274   2002
                                                                    25.76             20.02       1,347,035   2001
                                                                    32.29             25.76       1,573,977   2000
                                                                    22.96             32.29       1,525,527   1999
                                                                    20.65             22.96       1,616,956   1998
                                                                    16.60             20.65       1,762,588   1997
                                                                    16.82             16.60       5,493,999   1996
                                                                    15.55             16.82         829,371   1995
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 1 Shares               10.00             10.23           2,616   2004
------------------------------------------------------------------------------------------------------------------
  Templeton Global Income Securities Fund -- Class 1 Shares         10.00             10.13              --   2004
------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Global Income Fund                                                12.55             13.55         531,510   2004
                                                                    11.40             12.55         653,367   2003
                                                                     9.91             11.40         853,992   2002
                                                                    10.23              9.91         300,934   2001
                                                                    10.44             10.23         301,579   2000
                                                                    11.45             10.44         291,731   1999
                                                                    10.24             11.45         285,995   1998
                                                                    10.00             10.24          79,290   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Income Fund                                                     $13.26            $13.52       3,278,049   2004
                                                                   12.98             13.26       4,841,528   2003
                                                                   11.98             12.98       7,151,518   2002
                                                                   11.31             11.98       4,478,530   2001
                                                                   10.36             11.31       3,035,919   2000
                                                                   10.66             10.36       2,729,732   1999
                                                                   10.01             10.66       1,884,740   1998
                                                                   10.00             10.01         908,249   1997
                                                                      --                --              --   1996
                                                                      --                --              --   1995
-----------------------------------------------------------------------------------------------------------------
  International Equity Fund                                        13.26             14.57       1,068,844   2004
                                                                    9.38             13.26       4,841,528   2003
                                                                   12.49              9.38         851,108   2002
                                                                   16.01             12.49         919,209   2001
                                                                   18.60             16.01         908,264   2000
                                                                   14.48             18.60         735,974   1999
                                                                   12.50             14.48         641,918   1998
                                                                   30.11             12.50         614,410   1997
                                                                   10.61             30.11       1,262,502   1996
                                                                   10.00             10.61          47,044   1995
-----------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly Mid-Cap Value Equity Fund)         18.80             21.51       2,940,796   2004
                                                                   14.34             18.80       3,645,855   2003
                                                                   16.87             14.34       4,093,825   2002
                                                                   17.06             16.87       4,353,777   2001
                                                                   15.97             17.06       3,531,824   2000
                                                                   13.81             15.97       3,011,792   1999
                                                                   13.13             13.81       2,140,000   1998
                                                                   10.00             13.13         730,616   1997
                                                                      --                --              --   1996
                                                                      --                --              --   1995
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                16.55             16.47       4,901,894   2004
                                                                   16.65             16.55       7,774,666   2003
                                                                   16.64             16.65      15,816,266   2002
                                                                   16.24             16.64      17,320,111   2001
                                                                   15.50             16.24      12,687,487   2000
                                                                   14.97             15.50      13,992,458   1999
                                                                   14.42             14.97       9,232,947   1998
                                                                   24.29             14.42       4,980,487   1997
                                                                   13.35             24.29         659,251   1996
                                                                   12.79             13.35       1,508,360   1995
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                      27.82             36.30       1,626,500   2004
                                                                   20.53             27.82       1,816,995   2003
                                                                   21.11             20.53       1,999,763   2002
                                                                   19.14             21.11       2,007,545   2001
                                                                   14.65             19.14       1,853,612   2000
                                                                   14.89             14.65       1,409,644   1999
                                                                   18.34             14.89       1,753,483   1998
                                                                   15.57             18.34       1,478,247   1997
                                                                   11.59             15.57         428,969   1996
                                                                   10.00             11.59          34,477   1995
-----------------------------------------------------------------------------------------------------------------

                                                                             Number of
                                           Accumulation      Accumulation  Accumulation
                                          Unit Values at    Unit Values at   Units at
Subaccounts                             Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                       $43.51            $47.38       4,820,677   2004
                                               34.40             43.51       6,001,268   2003
                                               44.94             34.40       6,766,704   2002
                                               51.95             44.94       8,557,014   2001
                                               58.17             51.95       9,120,668   2000
                                               48.91             58.17       7,955,210   1999
                                               38.68             48.91       5,187,559   1998
                                               30.11             38.68       3,025,140   1997
                                               24.52             30.11       1,262,502   1996
                                               18.27             24.52         400,009   1995
---------------------------------------------------------------------------------------------
  Total Return Fund                            38.30             40.85       1,628,394   2004
                                               32.28             38.30       1,851,000   2003
                                               36.10             32.28       1,912,451   2002
                                               37.71             36.10       2,104,312   2001
                                               36.44             37.71       2,034,785   2000
                                               32.63             36.44       1,884,184   1999
                                               28.26             32.63       1,425,134   1998
                                               24.29             28.26         928,145   1997
                                               22.27             24.29         659,251   1996
                                               17.65             22.27         252,584   1995
---------------------------------------------------------------------------------------------
  U.S. Equity Fund                             10.76             11.47       2,182,416   2004
                                                8.85             10.76       2,790,129   2003
                                               11.12              8.85       2,883,879   2002
                                               12.32             11.12       3,262,755   2001
                                               12.57             12.32       2,589,497   2000
                                               10.66             12.57       1,613,261   1999
                                               10.00             10.66         180,295   1998
                                                  --                --              --   1997
                                                  --                --              --   1996
                                                  --                --              --   1995
---------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------
  Goldman Sachs Growth and Income Fund          8.28              9.70       1,871,277   2004
                                                6.75              8.28       1,361,960   2003
                                                7.73              6.75       1,312,915   2002
                                                8.64              7.73       1,149,638   2001
                                                9.20              8.64         971,475   2000
                                                8.85              9.20         779,766   1999
                                               10.00              8.85         428,936   1998
                                                  --                --              --   1997
                                                  --                --              --   1996
                                                  --                --              --   1995
---------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund             14.19             17.62       5,168,954   2004
                                               11.21             14.19       5,480,927   2003
                                               11.93             11.21       6,590,451   2002
                                               10.80             11.93       5,607,364   2001
                                                8.35             10.80       2,769,191   2000
                                                8.55              8.35       1,156,388   1999
                                               10.00              8.55         345,533   1998
                                                  --                --              --   1997
                                                  --                --              --   1996
                                                  --                --              --   1995
---------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares                    $22.78            $24.37       8,481,388   2004
                                                                 20.26             22.78      10,944,920   2003
                                                                 21.96             20.26      13,294,385   2002
                                                                 23.36             21.96      15,654,099   2001
                                                                 24.24             23.36      16,570,364   2000
                                                                 19.40             24.24      12,451,725   1999
                                                                 14.65             19.40       6,060,191   1998
                                                                 18.04             14.65       2,804,435   1997
                                                                 10.62             18.04       2,662,051   1996
                                                                 10.00             10.62          73,538   1995
---------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Institutional Shares         19.78             23.06       3,136,030   2004
                                                                 16.64             19.78       4,023,535   2003
                                                                 20.02             16.64       5,208,969   2002
                                                                 25.92             20.02       7,276,570   2001
                                                                 32.13             25.92       8,761,565   2000
                                                                 19.51             32.13       6,407,884   1999
                                                                 12.54             19.51       1,494,358   1998
                                                                 11.67             12.54         163,550   1997
                                                                 10.00             11.67         682,605   1996
                                                                    --                --              --   1995
---------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio -- Institutional Shares              17.06             17.49       1,965,559   2004
                                                                 16.26             17.06       2,837,246   2003
                                                                 14.93             16.26       3,912,422   2002
                                                                 14.05             14.93       3,772,527   2001
                                                                 13.41             14.05       3,443,885   2000
                                                                 13.39             13.41       3,172,870   1999
                                                                 12.45             13.39       1,911,151   1998
                                                                 18.97             12.45         869,089   1997
                                                                 10.48             18.97       5,146,187   1996
                                                                 10.00             10.48          36,272   1995
---------------------------------------------------------------------------------------------------------------
  Growth Portfolio -- Institutional Shares                       21.17             21.82       4,951,651   2004
                                                                 16.30             21.17       6,553,434   2003
                                                                 22.50             16.30       8,452,760   2002
                                                                 30.32             22.50      12,018,045   2001
                                                                 35.98             30.32      14,437,869   2000
                                                                 25.35             35.98      11,701,274   1999
                                                                 18.95             25.35       8,827,221   1998
                                                                 12.17             18.95       7,270,898   1997
                                                                 13.41             12.17         992,496   1996
                                                                 10.44             13.41       1,875,640   1995
---------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Institutional Shares         17.34             20.34       2,795,600   2004
                                                                 13.04             17.34       3,406,891   2003
                                                                 17.77             13.04       4,341,645   2002
                                                                 23.47             17.77       5,720,325   2001
                                                                 28.32             23.47       6,457,205   2000
                                                                 15.76             28.32       4,728,347   1999
                                                                 13.63             15.76       3,856,210   1998
                                                                 11.29             13.63       3,001,600   1997
                                                                 10.48             11.29         325,169   1996
                                                                    --                --              --   1995
---------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Institutional Shares          $22.40            $26.67       2,713,546   2004
                                                             16.82             22.40       3,365,664   2003
                                                             23.67             16.82       4,077,179   2002
                                                             39.64             23.67       5,965,824   2001
                                                             58.97             39.64       7,072,505   2000
                                                             26.53             58.97       5,067,599   1999
                                                             20.04             26.53       3,488,695   1998
                                                             15.66             20.04       3,442,667   1997
                                                             16.95             15.66       4,882,922   1996
                                                             13.48             16.95       1,251,004   1995
-----------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Institutional Shares         26.90             27.79       5,166,794   2004
                                                             22.00             26.90       6,888,250   2003
                                                             29.95             22.00       9,455,301   2002
                                                             39.17             29.95      13,140,429   2001
                                                             47.11             39.17      15,931,243   2000
                                                             29.05             47.11      14,578,854   1999
                                                             22.85             29.05      12,554,733   1998
                                                             11.67             22.85      10,111,685   1997
                                                             14.91             11.67         682,605   1996
                                                             11.87             14.91       1,227,070   1995
-----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA                      37.38             44.15       1,226,508   2004
                                                             30.19             37.38       1,615,590   2003
                                                             42.20             30.19       2,011,156   2002
                                                             62.57             42.20       2,697,267   2001
                                                             71.49             62.57       3,299,098   2000
                                                             39.49             71.49       2,933,967   1999
                                                             36.72             39.49       3,113,007   1998
                                                             27.63             36.72       2,462,359   1997
                                                             27.31             27.63       1,715,755   1996
                                                             20.90             27.31         582,579   1995
-----------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA                               34.43             37.38       1,138,852   2004
                                                             27.95             34.43       1,239,242   2003
                                                             31.63             27.95       1,361,408   2002
                                                             31.39             31.63       1,710,953   2001
                                                             29.91             31.39       1,564,417   2000
                                                             27.13             29.91       1,504,814   1999
                                                             25.80             27.13       1,558,580   1998
                                                             22.32             25.80       1,200,126   1997
                                                             19.60             22.32         748,002   1996
                                                             16.38             19.60         256,681   1995
-----------------------------------------------------------------------------------------------------------
  Oppenheimer Bond Fund/VA                                   26.29             27.35       1,877,214   2004
                                                             24.97             26.29       2,467,307   2003
                                                             23.22             24.97       3,279,704   2002
                                                             21.85             23.22       3,460,570   2001
                                                             20.88             21.85       2,562,480   2000
                                                             21.51             20.88       2,531,310   1999
                                                             20.42             21.51       1,976,510   1998
                                                             18.96             20.42         994,017   1997
                                                             18.35             18.96         707,097   1996
                                                             15.90             18.35         275,480   1995
-----------------------------------------------------------------------------------------------------------

                                                                                 Number of
                                               Accumulation      Accumulation  Accumulation
                                              Unit Values at    Unit Values at   Units at
Subaccounts                                 Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA        $49.51            $52.20       1,901,125   2004
                                                   38.35             49.51       2,339,204   2003
                                                   53.17             38.35       2,749,974   2002
                                                   61.69             53.17       3,602,443   2001
                                                   62.71             61.69       3,655,340   2000
                                                   44.90             62.71       3,232,987   1999
                                                   35.64             44.90       3,012,849   1998
                                                   32.37             35.64       3,176,448   1997
                                                   23.81             32.37       2,121,294   1996
                                                   17.67             23.81         423,764   1995
-------------------------------------------------------------------------------------------------
  Oppenheimer High Income Fund/VA                  34.43             37.50       1,466,579   2004
                                                   28.55             34.43       1,239,242   2003
                                                   29.67             28.55       2,202,687   2002
                                                   29.51             29.67       2,829,310   2001
                                                   31.09             29.51       3,134,526   2000
                                                   30.24             31.09       3,792,914   1999
                                                   30.57             30.24       3,720,027   1998
                                                   29.40             30.57       2,934,974   1997
                                                   24.31             29.40       1,091,602   1996
                                                   20.49             24.31         561,144   1995
-------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund, Inc.
-------------------------------------------------------------------------------------------------
  PBHG Growth II Portfolio                          9.10              9.57       1,077,298   2004
                                                    7.34              9.10       1,479,937   2003
                                                   10.71              7.34       1,862,990   2002
                                                   18.24             10.71       2,517,899   2001
                                                   22.20             18.24       2,843,741   2000
                                                   11.36             22.20       1,242,408   1999
                                                   10.65             11.36         839,596   1998
                                                   10.00             10.65         576,010   1997
                                                      --                --              --   1996
                                                      --                --              --   1995
-------------------------------------------------------------------------------------------------
  PBHG Large Cap Growth Portfolio                  15.22             16.53         951,432   2004
                                                   11.76             15.22       1,208,695   2003
                                                   16.88             11.76       1,537,642   2002
                                                   23.87             16.88       2,370,270   2001
                                                   24.57             23.87       2,236,754   2000
                                                   15.08             24.57         811,131   1999
                                                   11.71             15.08         696,037   1998
                                                   10.00             11.71         346,833   1997
                                                      --                --              --   1996
                                                      --                --              --   1995
-------------------------------------------------------------------------------------------------

Table of Contents

Statement of Additional Information



                                                                         Page
  The Company...........................................................  B-
  The Separate Account..................................................  B-
  Additional Information About the Guarantee Account....................  B-
  The Contracts.........................................................  B-
     Transfer of Annuity Units..........................................  B-
     Net Investment Factor..............................................  B-
  Agreements with Distributors and Advisers for the Funds...............  B-
  Termination of Participation Agreements...............................  B-
  Calculation of Performance Data.......................................  B-
     Subaccount Investing in GE Investments Funds, Inc. -- Money Market
       Fund.............................................................  B-
     Other Subaccounts..................................................  B-
     Other Performance Data.............................................  B-
  Federal Tax Matters...................................................  B-
     Taxation of GE Life and Annuity Assurance Company..................  B-
     IRS Required Distributions.........................................  B-
  General Provisions....................................................  B-
     Using the Contracts as Collateral..................................  B-
     The Beneficiary....................................................  B-
     Non-Participating..................................................  B-
     Misstatement of Age or Gender......................................  B-
     Incontestability...................................................  B-
     Statement of Values................................................  B-
     Trust as Owner or Beneficiary......................................  B-
     Written Notice.....................................................  B-
  Distribution of the Contracts.........................................  B-
  Legal Developments Regarding Employment-Related Benefit Plans.........  B-
  Regulation of GE Life and Annuity Assurance Company...................  B-
  Experts...............................................................  B-
  Financial Statements..................................................  B-

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      GE Life and Annuity Assurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230


                      Please mail a copy of the Statement of Additional Information for GE Life & Annuity Separate Account 4, Contract Form P1142 4/94 to:


                      Name _____________________________________________________

                      Address __________________________________________________
                                                     Street

                      __________________________________________________________
                                      City
                                                         State
                                                                    Zip

                      Signature of Requestor ___________________________________
                                                               Date

                  Statement of Additional Information For The
              Flexible Premium Variable Deferred Annuity Contract

                                Form P1142 4/94

                                   Issued by
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account 4
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus dated April 29, 2005 for the Flexible Premium Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account 4. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated in this Statement of Additional Information.


For a free copy of the prospectus:

Call:     1-800-352-9910

Or write: GE Life and Annuity Assurance Company
          6610 West Broad Street
          Richmond, VA 23230

Or visit: www.gefinancialservice.com

Or        contact your financial representative


The date of this Statement of Additional Information is April 29, 2005.


                  THIS STATEMENT OF ADDITIONAL INFORMATION IS
                   NOT A PROSPECTUS AND SHOULD BE READ ONLY

    IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

Table of Contents

Statement of Additional Information




                                                                      Page
      The Company....................................................  B-
      The Separate Account...........................................  B-
      Additional Information About the Guarantee Account.............  B-
      The Contracts..................................................  B-
         Transfer of Annuity Units...................................  B-
         Net Investment Factor.......................................  B-
      Agreements with Distributors and Advisers for the Funds........  B-
      Termination of Participation Agreements........................  B-
      Calculation of Performance Data................................  B-
         Subaccount Investing in GE Investments Funds, Inc. -- Money
           Market Fund...............................................  B-
         Other Subaccounts...........................................  B-
         Other Performance Data......................................  B-
      Federal Tax Matters............................................  B-
         Taxation of GE Life and Annuity Assurance Company...........  B-
         IRS Required Distributions..................................  B-
      General Provisions.............................................  B-
         Using the Contracts as Collateral...........................  B-
         The Beneficiary.............................................  B-
         Non-Participating...........................................  B-
         Misstatement of Age or Gender...............................  B-
         Incontestability............................................  B-
         Statement of Values.........................................  B-
         Trust as Owner or Beneficiary...............................  B-
         Written Notice..............................................  B-
      Distribution of the Contracts..................................  B-
      Legal Developments Regarding Employment-Related Benefit Plans..  B-
      Regulation of GE Life and Annuity Assurance Company............  B-
      Experts........................................................  B-
      Financial Statements...........................................  B-

THE COMPANY           We are a stock life insurance company operating under a
                      charter granted by the Commonwealth of Virginia on March
                      21, 1871 to The Life Insurance Company of Virginia.
                      General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE
                      Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. ("GE
                      Financial Assurance") and ultimately the majority of the outstanding common stock to General Electric Capital
                      Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, The Harvest Life Insurance Company
                      ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance
                      Company. Harvest's former parent, Federal Home Life
                      Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.

                      On May 25, 2004, our ultimate parent, General Electric Corporation ("GE"), completed an initial public offering ("IPO") of thirty percent of the shares of Genworth, comprising most of the life and mortgage insurance operations of GE Financial Assurance. On May 24, 2004, GE Financial Assurance contributed to a newly formed company named Genworth Financial, Inc. ("Genworth") its interest in Federal and GELAAC (5,125 and 800 shares respectively). On May 31, 2004, Genworth contributed its interest in Federal and GELAAC to GNA Corp. who in turn contributed the same to GECA. In addition, effective May 31, 2004, Federal paid a stock dividend (3010 shares) of its interest in GELAAC to GECA, which resulted in us being a wholly-owned subsidiary of GECA.

                      All of our outstanding non-voting preferred stock was owned by Brookfield Life Assurance Company Limited ("Brookfield"). Brookfield is wholly-owned direct subsidiary of Genworth.

                      Genworth is a publicly traded company that is majority owned by GE Financial Assurance. GE Financial Assurance is a wholly owned, direct subsidiary of GEI, Inc., which in turn is a wholly owned direct subsidiary of GE Capital, which in turn is a wholly owned subsidiary of General Electric Capital Services, Inc., which in turn is a wholly owned direct subsidiary of GE.

                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, and life insurance policies. We do business in the District of Columbia and all states except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE
ACCOUNT We established the GE Life & Annuity Separate Account 4 as a separate investment account on August 19, 1987. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or contracts of the Separate Account by the SEC.

ADDITIONAL            Amounts in the Guarantee Account are held in, and are
INFORMATION           part of, our General Account. The General Account
ABOUT THE             consists of our assets other than those allocated to the
GUARANTEE             Separate Account and our other separate accounts. Subject
ACCOUNT               to statutory authority, we have sole discretion over the
                      investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30-day period immediately following the end of the guarantee period and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred once
ANNUITY UNITS         per calendar year from the Subaccounts in which they are
                      currently held (subject to certain restrictions described in the contract).

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under the contracts for a Valuation
                      Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                        (1) the value of the net assets of that Investment
                            Subdivision at the end of the preceding Valuation Period, plus

                        (2) the investment income and capital gains, realized
                            or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined, minus

                        (3) the capital losses, realized or unrealized, charged
                            against those assets during the Valuation Period, minus

                        (4) any amount charged against that Subaccount for
                            taxes, (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and


                        (c) is a charge no greater than .003857% for each day
                            in the Valuation Period. This corresponds to 1.25% and 0.15% per year of the net assets of that Subaccount for mortality and expense risks, and for administrative expenses, respectively.


                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

AGREEMENTS WITH       We have entered into agreements with either the
DISTRIBUTORS AND      investment adviser or distributor of each of the Funds
ADVISERS FOR THE      under which the adviser or distributor pays us a fee
FUNDS                 ordinarily based upon a percentage of the average annual
                      aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

TERMINATION OF        The participation agreements pursuant to which the
PARTICIPATION         Portfolios sell their shares to the Separate Account
AGREEMENTS            contain varying provisions regarding termination. The
                      following summarizes those provisions:

                      The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

                      Fidelity Variable Insurance Products Fund These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund,
                      (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

                      Franklin Templeton Variable Insurance Products
                      Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

                      PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


CALCULATION OF        From time to time, we may disclose total return, yield,
PERFORMANCE           and other performance data for the Subaccounts pertaining
DATA                  to the contracts. Such performance data will be computed,
                      or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.



SUBACCOUNT INVESTING  From time to time, advertisements and sales literature
IN GE INVESTMENTS     may quote the yield of the Subaccount investing in the GE
FUNDS, INC. -- MONEY  Investments Funds, Inc. -- Money Market Fund for a
MARKET FUND           seven-day period, in a manner which does not take into
                      consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of unrealized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period of the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis.
                      The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual contract maintenance charge, administrative expense charge, the mortality and expense risk charge and the annual Optional Death Benefit Rider charge, if applicable. For purposes of calculating current yields for a contract, an average per unit annual contract maintenance charge is used. For the class of contracts issued with a Optional Death Benefit Rider charge, an average per unit death benefit charge is also included. Current Yield will be calculated according to the following formula:


                      Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      The effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

                      where:

NCP =   the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund actual yield is affected by changes in interest rates on money market securities, average Portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for its corresponding portfolio.


                Current Yield: 0.28% as of December 31, 2004

                Effective Yield: 0.28% as of December 31, 2004



                      Yield calculations do not take into account the surrender charge under the contract, a maximum of 6% of each premium payment made during the 8 years prior to a full surrender or partial withdrawal, or charges for the Optional Death Benefit Rider.


OTHER SUBACCOUNTS     Standardized Total Return.  Sales literature or
                      advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.


                      For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios; adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract maintenance charge, the charge for the Optional Death Benefit rider and the surrender charge as described below:


                         1. We calculate unit value for each Valuation Period
                            based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).


                         2. The annual contract maintenance charge is $25 per
                            year, deducted at the beginning of each contract year after the first contract year. For purposes of calculating average annual total return, an average annual contract maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used.



                         3. The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.


                         4. Standardized total return does not consider charges
                            for the Optional Death Benefit Rider.

                         5. Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N/ - 1

                      where:

TR  =   the average annual total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

                      The Portfolios provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standard format described above. The cumulative
                      total return will be calculated using the following formula:

                      CTR = (ERV/P) - 1

                      where:

CTR =   the cumulative total return for the period.

ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P   =   a hypothetical single investment of $1,000.

                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

                      Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

FEDERAL TAX
MATTERS


TAXATION OF GE LIFE   We do not expect to incur any federal income tax
AND ANNUITY           liability attributable to investment income or capital
ASSURANCE COMPANY     gains retained as part of the reserves under the
                      contracts. See the "Federal Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Separate Account value would be correspondingly adjusted by any provision or charge for such taxes.


                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.


IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:



                        (a) if any owner dies on or after the Income Date but
                            prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and



                        (b) if any owner dies prior to the Income Date, the
                            entire interest in the contract will be distributed


                            (1) within five years after the date of that
                                owner's death, or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.


                      The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.


                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. we intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

                      Other rules may apply to Qualified Contracts.

GENERAL
PROVISIONS

USING THE CONTRACTS   A Non-Qualified Contract can be assigned as collateral
AS COLLATERAL         security. We must be notified in writing if a contract is
                      assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

                      The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF AGE   If an Annuitant's age or gender was misstated in the
OR GENDER             application, any contract benefits or proceeds, or
                      availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF VALUES   At least once each year, we will send you a statement of
                      values within 30 days after each report date. The statement will show Contract Value, premium payments and charges made during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect. We will have no obligation to verify that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee will release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with the Company.


DISTRIBUTION OF       The contracts which allow subsequent premium payments,
THE CONTRACTS         are distributed by Capital Brokerage Corporation, 3001
                      Summer Street, 2nd Floor, Stamford, CT 06905, an affiliate of ours. During fiscal years ended 2004, 2003 and 2002, no underwriting commissions have been paid by us to Capital Brokerage Corporation. The contracts are no longer offered for new sales, however, subsequent premium payments may be made to existing contracts in accordance with the terms of the contract.



LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED BENEFIT       could not, under Title VII of the Civil Rights Act of
PLANS                 1964, vary between men and women on the basis of sex. The
                      contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


REGULATION OF GE      Besides Federal securities laws and Virginia insurance
LIFE AND ANNUITY      law, we are subject to the insurance laws and regulations
ASSURANCE             of other states within which we are licensed to operate.
COMPANY               Generally, the Insurance Department of any other state
                      applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.




EXPERTS [To be provided by subsequent Post-Effective Amendment to the Registration Statement.]



FINANCIAL             [To be provided by subsequent Post-Effective Amendment to
STATEMENTS            the Registration Statement.]

                                    Part C
                               Other Information

Item 24.  Financial Statements and Exhibits


    (a) Financial Statements

         All required financial statements are included in Part B of this Registration Statement.

    (b) Exhibits

        (1)(a)               Resolution of Board of Directors of The Life Insurance
                             Company of Virginia authorizing the establishment of
                             Separate Account 4. Incorporated herein by reference to
                             Post-Effective Amendment No. 12 to Form N-4, File No.
                             033-76334, filed with the Securities and Exchange
                             Commission on May 1, 1998.

           (a)(i)            Resolution of the Board of Directors of GE Life & Annuity
                             authorizing the change in name of Life of Virginia Separate
                             Account 4 to GE Life & Annuity Separate Account 4.
                             Previously filed on December 18, 1998 with Pre-Effective
                             Amendment No. 1 to Form N-4 for GE Life & Annuity Separate
                             Account 4, Registration No. 333-62695.

        (2)                  Not Applicable.

        (3)(a)               Underwriting Agreement dated December 1, 2001 between The
                             Life Insurance Company of Virginia and Capital Brokerage
                             Corporation. Previously filed on September 16, 2002 with
                             Post-Effective Amendment No. 24 to Form N-4 for GE Life &
                             Annuity Separate Account 4, Registration No. 033-76334.

              (b)            Dealer Sales Agreement dated December 1, 2001. Previously
                             filed on September 16, 2002 with Post-Effective Amendment
                             No. 24 to Form N-4 for GE Life & Annuity Separate Account
                             4, Registration No. 033-76334.

        (4)(a)               Form of Contract.

                             (i) Home Office version. Previously filed on May 1, 1998
                                 with Post-Effective No. 6 to Form N-4 for GE Life &
                                 Annuity Separate Account 4, Registration No. 033-76336.

                             (ii) Field version. Previously filed on May 1, 1998 with
                                  Post-Effective No. 6 to Form N-4 for GE Life & Annuity
                                  Separate Account 4, Registration No. 033-76336.

              (b)            Endorsements to Contract.

                             (i) IRA Endorsement. Previously filed on May 1, 1998 with
                                 Post-Effective No. 6 to Form N-4 for GE Life & Annuity
                                 Separate Account 4, Registration No. 033-76336.

                             (ii) Pension Endorsement. Previously filed on May 1, 1998
                                  with Post-Effective No. 6 to Form N-4 for GE Life &
                                  Annuity Separate Account 4, Registration No. 033-76336.

                             (iii) Section 403(b) Endorsement. Previously filed on May
                                   1, 1998 with Post-Effective No. 6 to Form N-4 for GE
                                   Life & Annuity Separate Account 4, Registration No.
                                   033-76336.

                             (iv) Optional Death Benefit Rider. Previously filed on May
                                  1, 1998 with Post-Effective No. 6 to Form N-4 for GE
                                  Life & Annuity Separate Account 4, Registration No.
                                  033-76336.

        (5)(a)               Form of Application. Previously filed on May 1, 1998 with
                             Post-Effective No. 6 to Form N-4 for GE Life & Annuity
                             Separate Account 4, Registration No. 033-76334.

        (6)(a)               Certificate of Incorporation of The Life Insurance Company
                             of Virginia. Incorporated herein by reference to
                             Post-Effective Amendment No. 12 to Form N-4, File No.
                             033-76334, filed with the Securities and Exchange
                             Commission on May 1, 1998.

                (b) By-Laws of The Life Insurance Company of Virginia.
                    Incorporated herein by reference to Post-Effective
                    Amendment No. 12 to Form N-4, File No. 033-76334, filed with the Securities and Exchange Commission on May 1, 1998.

                (c) Amended and Restated Articles of Incorporation of GE Life
                    and Annuity Assurance Company. Previously filed on April
                    30, 2001 with Post-Effective Amendment No. 22 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
                    033-76334.

                (d) Amended and Restated By-Laws of GE Life and Annuity
                    Assurance Company. Previously filed on April 30, 2001 with
                    Post-Effective Amendment No. 22 to Form N-4 for GE Life &
                    Annuity Separate Account 4, Registration No. 033-76334.

             (7)    Not Applicable.

             (8)(a) Stock Sale Agreement between The Life Insurance Company of
                    Virginia and The Life of Virginia Series Fund, Inc.
                    Incorporated herein by reference to Post-Effective
                    Amendment No. 12 to Form N-4, File No. 033-76334, filed with the Securities and Exchange Commission on May 1, 1998.

                (b) Participation Agreement among Variable Insurance Products
                    Fund, Fidelity Distributors Corporation, and The Life
                    Insurance Company of Virginia. Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4,
                    File No. 033-76334, filed with the Securities and Exchange
                    Commission on May 1, 1998.

                (b) (i) Amendment to Participation Agreement Referencing Policy
                        Form Numbers. Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4, File No.
                        033-76334, filed with the Securities and Exchange
                        Commission on May 1, 1998.

                (b) (ii) Amendment to Participation Agreement among Variable
                         Insurance Products Fund II, Fidelity Distributors
                         Corporation, and The Life Insurance Company of
                         Virginia. Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4, File No.
                         033-76334, filed with the Securities and Exchange
                         Commission on May 1, 1997.

                (b) (iii) Amendment to Participation Agreement among Variable
                          Insurance Products Fund, Fidelity Distributors
                          Corporation, and The Life Insurance Company of
                          Virginia. Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4, File No.
                          033-76334, filed with the Securities and Exchange
                          Commission on May 1, 1997.

                (c) Agreement between Oppenheimer Variable Account Funds,
                    Oppenheimer Management Corporation, and The Life Insurance
                    Company of Virginia. Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4, File No.
                    033-76334, filed with the Securities and Exchange
                    Commission on May 1, 1998.

                (c) (i) Amendment to Agreement between Oppenheimer Variable
                        Account Funds, Oppenheimer Management Corporation, and
                        The Life Insurance Company of Virginia. Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4, File No. 033-76334, filed with the
                        Securities and Exchange Commission on May 1, 1998.

                (d) Participation Agreement among Variable Insurance Products
                    Fund II, Fidelity Distributors Corporation and The Life
                    Insurance Company of Virginia. Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4,
                    File No. 033-76334, filed with the Securities and Exchange
                    Commission on May 1, 1998.

                (e) Participation Agreement between Janus Capital Corporation and The Life Insurance Company of Virginia. Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4, File No. 033-76334, filed with the Securities and
                    Exchange Commission on May 1, 1998.

            (e)     (i) Amendment to Participation Agreement between Janus
                        Capital Corporation and GE Life and Annuity Assurance
                        Company. Previously filed on November 1, 2004 with
                        Post-Effective Amendment No. 16 to Form N-4 for GE Life
                        & Annuity Separate Account 4, Registration
                        No. 333-63531.

            (g)     Participation Agreement between Insurance Management
                    Series, Federated Securities Corp., and The Life Insurance
                    Company of Virginia. Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4, File No.
                    033-76334, filed with the Securities and Exchange
                    Commission on May 1, 1998.

            (g)(i)  Amendment to Participation Agreement between Federated
                    Securities Corporation and GE Life and Annuity Assurance
                    Company. Previously filed on June 2, 2000 with
                    Pre-Effective 1 to Form N-4 for GE Life & Annuity Separate
                    Account 4, Registration No. 333-31172.

             (h)    Participation Agreement between The Alger American Fund,
                    Fred Alger and Company, Inc., and The Life Insurance
                    Company of Virginia. Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4, File No.
                    033-76336, filed with the Securities and Exchange
                    Commission on September 28, 1995.

             (h)(i) Amendment to Fund Participation Agreement between The Alger
                    American Fund, Fred Alger and Company, Inc. and GE Life and
                    Annuity Assurance Company. Previously filed on December 21,
                    1999 with initial filing to Form N-4 for GE Life & Annuity
                    Separate Account 4, Registration No. 333-96513.

             (i)    Participation Agreement between Variable Insurance Products
                    III and The Life Insurance Company of Virginia.
                    Incorporated herein by reference to Post-Effective
                    Amendment No. 5 to Form N-4, File No. 033-76336, filed with the Securities and Exchange Commission on May 1, 1997.

             (i)(i) Amendment to Variable Insurance Products Fund III, Fidelity
                    Distributors Corporation and GE Life and Annuity Assurance
                    Company. Previously filed on June 2, 2000 with
                    Pre-Effective 1 to Form N-4 for GE Life & Annuity Separate
                    Account 4, Registration No. 333-31172.

             (j)    Participation Agreement between PBHG Insurance Series Fund,
                    Inc. and The Life Insurance Company of Virginia.
                    Incorporated herein by reference to Post-Effective
                    Amendment No. 5 to Form N-4, File No. 033-76336, filed with the Securities and Exchange Commission on May 1, 1997.

            (k)     Participation Agreement between Goldman Sachs Variable
                    Series Funds and The Life Insurance Company of Virginia.
                    Previously filed on September 30, 1998 with Post-Effective
                    Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
                    Account 4, Registration No. 033-76334.

            (l)     Participation Agreement between GE Investments Funds, Inc.
                    and The Life Insurance Company of Virginia. Previously filed on April 30, 1999 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
                    Registration No. 333-62695.

          (l)(i)    Amendment to Fund Participation Agreement between GE
                    Investments Funds, Inc. and GE Life and Annuity Assurance
                    Company. Previously filed on December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account
                    4, Registration No. 333-96513.

          (l)(ii)   Amendment to Fund Participation Agreement between GE
                    Investments Funds, Inc. and GE Life and Annuity Assurance
                    Company. Previously filed on June 2, 2000 with
                    Pre-Effective 1 to Form N-4 for GE Life & Annuity Separate
                    Account 4, Registration No. 333-31172.

          (m)       Participation Agreement among Franklin Templeton Variable
                    Insurance Products Trust, Franklin Templeton Distributors,
                    Inc., GE Life and Annuity Assurance Company and Capital
                    Brokerage Corporation. Previously filed on September 13,
                    2002 with Post-Effective Amendment No. 6 to Form N-4 for GE
                    Life & Annuity Separate Account 4, Registration No.
                    333-31172.

             (m)(i) Amendment No. 1 to Participation Agreement among Franklin
                    Templeton Variable Insurance Products Trust,
                    Franklin/Templeton Distributors, Inc., GE Life and Annuity
                    Assurance Company and Capital Brokerage Corporation.
                    Previously filed as Exhibit (p) on December 6, 2004 with
                    Post-Effective Amendment No. 28 to Form N-4 for GE Life &
                    Annuity Separate Account 4, Registration No. 33-76334.

            (9)     Opinion and Consent of Counsel. To be filed by subsequent
                    Post-Effective Amendment to the Registration Statement.

            (10)    Consent of Independent Auditors. To be filed by subsequent
                    Post-Effective Amendment to the Registration Statement.

            (11)    Not Applicable.

            (12)    Not Applicable.

            (13)    Not Applicable.

            (14) Power of Attorney dated October 1, 2004. Previously filed on December 6, 2004 with Post-Effective Amendment No. 17 to
                    Form N-4 for GE Life & Annuity Separate Account 4,
                    Registration No. 333-63531.


Item 25.  Directors and Officers of GE Life and Annuity Assurance Company

Name                                   Positions and Offices with Depositor
-----------------------------------------------------------------------------------------
Paul A. Haley             Director, Senior Vice President and Chief Actuary

Robert T. Methven         Director

Daniel C. Munson          Director and Vice President

Leon E. Roday(1)          Director and Senior Vice President

Pamela S. Schutz          Chairperson of the Board, President and Chief Executive Officer

Geoffrey S. Stiff         Director and Senior Vice President

Thomas M. Stinson(2)      Director and Senior Vice President

John G. Apostle II        Senior Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller     Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(1) Senior Vice President and Chief Investment Officer

Heather C. Harker         Vice President and Associate General Counsel

John E. Karaffa           Vice President and Controller

Gary T. Prizzia(1)        Treasurer

The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is GE Financial Assurance Holdings, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.
(2) The principal business address is GE Financial Assurance, 6630 W. Broad Street, Richmond, Virginia 23230.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                                           [FLOW CHART]



     Item 27.     Number of Contract Owners

                  For the period ended February 9, 2005 there were 1,355 contract owners.

     Item 28.     Indemnification

                  Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that
                  (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
                  (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him.
                  Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

             Article V of the Amended and Restated articles of incorporation of GE Life and Annuity Assurance Company further provides that:

                  (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

                  (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

      (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

      (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

      (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

      (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment
             Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance contracts issued through GE Life & Annuity Separate Account II and GE Life & Annuity Separate Account 4.

         (b)


Name                  Address                    Positions and Offices with Underwriter
-----------------------------------------------------------------------------------------
James J. Buddle       6620 W. Broad St.        Director
                      Richmond, VA 23230
Robert T. Methven     3001 Summer St.          Director, President and Chief Executive
                      2nd Floor                Officer
                      Stamford, CT 06905
Geoffrey S. Stiff     6610 W. Broad St.        Director and Senior Vice President
                      Richmond, VA 23230
Richard P. McKenney   6620 W. Broad St.        Senior Vice President
                      Richmond, VA 23230
Edward J. Wiles, Jr.  3001 Summer St.,         Senior Vice President and Chief
                      2nd Floor                Compliance Officer
                      Stamford, CT 06905
Ward E. Bobitz        6620 W. Broad Street     Vice President and Assistant Secretary
                      Richmond, VA 23230
Joan H. Cleveland     700 Main St.             Vice President
                      Lynchburg, VA 24504
Brenda A. Daglish     6604 West Broad St.      Vice President and Assistant Treasurer
                      Richmond, VA 23230
William E. Daner, Jr. 6610 W. Broad St.        Vice President, Counsel and Secretary
                      Richmond, VA 23230
Melissa K. Gray       6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Kelly L. Groh         6610 W. Broad Street     Vice President and Chief Financial Officer
                      Richmond, Virginia 23230
Richard J. Kannan     6610 W. Broad St.        Vice President
                      Richmond, VA 23230
John E. Karaffa       6610 W. Broad St.        Vice President, Controller and Financial &
                      Richmond, VA 23230       Operations Principal
James J. Kuncl        6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Jamie S. Miller       6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Gary T. Prizzia       6620 W. Broad Street     Treasurer
                      Richmond, VA 23230
Russell S. Rubino     6620 W. Broad St.        Vice President
                      Richmond, VA 23230

   Item 30. Location of Accounts and Records

            All accounts and records required to be maintained by Section
            31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company, 6610
            West Broad Street, Richmond, Virginia 23230.

   Item 31. Management Services

            All management contracts are discussed in Part A or Part B of this Registration Statement.

   Item 32. Undertakings

            (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

            (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional
                Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

            (d) GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.


Statement Pursuant to Rule 6c-7 of the Investment Company Act of 1940


GE Life and Annuity Assurance Company has offered contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity Assurance Company and GE Life & Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.


Section 403(b) Representations of the Internal Revenue Representations


GE Life and Annuity Assurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  Signatures


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 16th day of February, 2005.


                                                     GE LIFE & ANNUITY SEPARATE
                                                     ACCOUNT 4
                                                     (Registrant)

                                                           /s/  GEOFFREY S.
                                                              STIFF
                                                     By: _______________________
                                                          Geoffrey S. Stiff

                                                        Senior Vice President

                                                         GE Life and Annuity
                                                          Assurance Company

                                                     GE LIFE AND ANNUITY
                                                     ASSURANCE COMPANY
                                                     (Depositor)

                                                           /s/  GEOFFREY S.
                                                              STIFF
                                                     By: _______________________
                                                          Geoffrey S. Stiff

                                                        Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


         Name                                 Title                               Date
         ----                                 -----                               ----

           *           Chairperson of the Board, President and Chief        February 16, 2005
----------------------   Executive Officer
   Pamela S. Schutz

           *           Director, Senior Vice President and Chief Actuary    February 16, 2005
----------------------
    Paul A. Haley

           *           Director and Senior Vice President                   February 16, 2005
----------------------
    Leon E. Roday

/s/  GEOFFREY S. STIFF Director and Senior Vice President                   February 16, 2005
----------------------
  Geoffrey S. Stiff

           *           Director and Senior Vice President                   February 16, 2005
----------------------
  Thomas M. Stinson

           *           Senior Vice President, General Counsel and Secretary February 16, 2005
----------------------
   Thomas E. Duffy

           *           Senior Vice President and Chief Financial Officer    February 16, 2005
----------------------
J. Kevin Helmintoller

           *           Vice President and Controller                        February 16, 2005
----------------------
   John E. Karaffa


                       *By: /s/  GEOFFREY S. STIFF , pursuant to Power of Attorney executed on October 1, 2004.
                       ---- ----------------------
                              Geoffrey S. Stiff